Statements of Operations (unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		111 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Condensed Statements of Operations (unaudited) [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	2,438	2,837	7,921	9,579	125,778
General and administrative	1,198	1,383	4,017	5,197	45,910
Depreciation	106	718	357	2,816	23,509
Impairment of property and equipment	0	0	0	0	7,371
Other expense	38	26	130	995	1,835
Total operating expenses	3,780	4,964	12,425	18,587	204,403
Loss from operations	(3,780)	(4,964)	(12,425)	(18,587)	(204,403)
Interest income	1	12	12	39	8,524
Interest expense	(469)	(193)	(794)	(666)	(15,683)
Change in fair value of warrant liability	(324)	4,185	367	14,123	16,865
Net loss	$ (4,572)	$ (960)	$ (12,840)	$ (5,091)	$ (194,697)
Basic and diluted net loss attributable to common stockholders per share (in dollars per share)	$ (1.87)	$ (0.41)	$ (5.41)	$ (2.43)
Shares used in computing basic and diluted net loss attributable to common stockholders:
Basic and diluted (in shares)	2,450	2,354	2,371	2,094